Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	DEFA14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	CITIZENS FINANCIAL GROUP INC/RI
Entity Central Index Key	0000759944